Condensed Consolidated Statements of Shareholders' Equity (Unaudited) (Parenthetical)	3 Months Ended
Mar. 31, 2022 $ / shares
Statement Of Stockholders Equity [Abstract]
Common stock, dividends, per share, declared	$ 0.25